Accrued Employee Compensation and Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Employee Compensation and Benefits
Accrued Employee Compensation and Benefits

Note 8—Accrued Employee Compensation and Benefits

Accrued employee compensation and benefits consist of the following:

	March 31, 2013	December 31, 2012
Compensation related amounts	$31,821	$28,386
Vacation liabilities	16,094	14,176
Medical and dental liabilities	2,257	2,078
Employer taxes	3,585	2,098
Statutory retirement plans	11,645	10,860
Other benefit related liabilities	199	437
	$65,601	$58,035

Note 10—Accrued Employee Compensation and Benefits

        Accrued employee compensation and benefits consist of the following:

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310